SHORT-TERM CONVERTIBLE DEBT	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Debt Disclosure [Abstract]
SHORT-TERM CONVERTIBLE DEBT

NOTE 8 – SHORT-TERM CONVERTIBLE DEBT

The components of the Company’s debt as of April 30, 2022 and January 31, 2022 were as follows:

	Interest	Default Interest	Conversion	Outstanding Principal at
Maturity Date	Rate	Rate	Price	April 30, 2022	January 31, 2022
Nov 4, 2013*	12%	12%	$1,800,000	$100,000	$100,000
Jan 31, 2014*	12%	18%	$2,400,000	16,000	16,000
July 31, 2013*	12%	12%	$1,440,000	5,000	5,000
Jan 31, 2014*	12%	12%	$2,400,000	30,000	30,000
Nov 12, 2022	8%	12%	(1)	2,400,000	2,400,000
Jan. 13, 2023	12%	22%	(2)	182,400	228,000
Aug. 11, 2022	10%	10%	(3)	220,000	—
Aug 14, 2022	12%	20%	(4)	1,200,000	—
Aug. 25, 2022	12%	20%	(4)	150,000	—
Aug. 25, 2022	12%	20%	(4)	350,000	—
Oct.. 9, 2022	12%	20%	(4)	200,000	—
Oct.. 9, 2022	12%	20%	(4)	200,000	—
Oct. 22, 2022	12%	20%	(4)	440,000	—
Oct. 22, 2022	12%	20%	(4)	110,000	—
Sub-total				5,603,400	2,779,000
Debt Discount				(3,339,672)	(2,131,034)
				$2,263,728	$647,966

__________

*	In default.
(1)	lesser of $ 1.25 or 75 % of offering price if there is an uplisting to a national securities exchange.
(2)	75% of closing bid price on day preceding conversion date in event of default
(3)	convertible at 20% discount of the offering price on company’s uplist to NASDAQ
(4)	convertible upon default at conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion

The Company had accrued interest payable of $320,433 and $231,412 on the notes at April 30, 2022 and January 31, 2022, respectively.

The Company analyzed the conversion option for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that some instruments should be classified as liabilities due to there being a variable number of shares to be delivered upon settlement of the above conversion options. The instruments are measured at fair value at the end of each reporting period or termination of the instrument with the change in fair value recorded to earnings. The fair value of the embedded conversion option resulted in a discount to the note on the debt modification date. For the three months ended April 30, 2022 and 2021, the Company recorded amortization of debt discount expense of $725,280 and $128,528, respectively. See more information in Note 10.

On February 11, 2022 the Company entered into an unsecured convertible note for $220,000 with a one year maturity, interest rate of 10%, the Company received $200,000 in cash proceeds, recorded, an original issue discount of $20,000, and a derivative discount of $117,676 related to a conversion feature. The discount is amortized over the term of the loan. The note is repayable October 11, 2022.

On February 14, 2022 the Company entered into a new convertible note for $1,200,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 120,000 common shares with a five year maturity and an exercise price of $15.00, and 115,000 common shares. If the loan is not in default the company may extend the term to February 14, 2023 with 10 days’ notice. If the Company does not extend the loan then 60,000 of the issued shares were returnable. On April 7, 2022 the parties agreed to not have the shares returnable in exchange for a waiver on the Company’s breach of certain provisions. The Company received $979,000 in cash proceeds, recorded an original issue discount of $120,000, a derivative discount of $131,489 for the conversion feature, recognized $484,032 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $101,000. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.

On February 25, 2022 the Company entered into a new convertible note for $350,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 35,000 common shares with a five year maturity and an exercise price of $15.00, and 33,542 common shares. If the loan is not in default the company may extend the term to February 25, 2023 with 10 days’ notice. If the Company does not extend the loan then 17,500 of the issued shares were returnable. The Company received $294,000 in cash proceeds, recorded an original issue discount of $35,000, a derivative discount of $37,784 for the conversion feature, recognized $132,255 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $21,000. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.

On February 25, 2022 the Company entered into a new convertible note for $150,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 15,000 common shares with a five year maturity and an exercise price of $15.00, and 14,400 common shares. If the loan is not in default the company may extend the term to February 25, 2023 with 10 days’ notice. If the Company does not extend the loan then 7,500 of the issued shares were returnable. The Company received $119,250 in cash proceeds, recorded an original issue discount of $15,000, a derivative discount of $16,193 for the conversion feature, recognized $52,613 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $15,750. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.

On March 9, 2022 the Company entered into a new convertible note for $200,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 20,000 common shares with a five year maturity and an exercise price of $15.00, and 19,200 common shares. If the loan is not in default the company may extend the term to March 9, 2023 with 10 days’ notice. If the Company does not extend the loan then 10,000 of the issued shares were returnable. The Company received $168,000 in cash proceeds, recorded an original issue discount of $20,000, a derivative discount of $22,533 for the conversion feature, recognized $85,815 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $12,000. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.

On March 9, 2022 the Company entered into a new convertible note for $200,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 20,000 common shares with a five year maturity and an exercise price of $15.00, and 9,200 common shares. If the loan is not in default the company may extend the term to March 9, 2023 with 10 days’ notice. If the Company does not extend the loan then 10,000 of the issued shares were returnable. The Company received $168,000 in cash proceeds, recorded an original issue discount of $20,000, a derivative discount of $22,533 for the conversion feature, recognized $85,728 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $12,000. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.

On April 22, 2022 the Company entered into a new convertible note for $440,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 44,000 common shares with a five year maturity and an exercise price of $15.00, and 42,240 common shares. If the loan is not in default the company may extend the term to April 22, 2023 with 10 days’ notice. If the Company does not extend the loan then 22,000 of the issued shares were returnable. The Company received $373,600 in cash proceeds, recorded an original issue discount of $40,000, a derivative discount of $36,796 for the conversion feature, recognized $161,815 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $26,400. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.

On April 22, 2022 the Company entered into a new convertible note for $110,000 with a six month maturity, interest rate of 12%, with a warrant to purchase 11,000 common shares with a five year maturity and an exercise price of $15.00, and 10,560 common shares. If the loan is not in default the company may extend the term to April 22, 2023 with 10 days’ notice. If the Company does not extend the loan then 5,500 of the issued shares were returnable. The Company received $93,400 in cash proceeds, recorded an original issue discount of $10,000, a derivative discount of $9,199 for the conversion feature, recognized $62,707 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $6,600. The discount is amortized over the term of the loan. The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 200%.

During the three months ended April 30, 2022 and April 30, 2021 the Company added $0 and $28,000 in penalty interest to these loans, respectively.

As of April 30, 2022, the Company had $151,000 of aggregate debt in default. The agreements provide legal remedies for satisfaction of defaults, none of the lenders to this point have pursued their legal remedies. The Company continues to accrue interest at the listed rates, and plans to seek their conversion or payoff within the next twelve months.

NOTE 9 – SHORT-TERM CONVERTIBLE DEBT

The components of the Company’s convertible debt as of January 31, 2022 and 2021 were as follows:

	Interest	Default Interest	Conversion	Outstanding Principal at
Maturity Date	Rate	Rate	Price	January 31, 2022	January 31, 2021
Nov 4, 2013*	12%	12%	$1,800,000	$100,000	$100,000
Jan 31, 2014*	12%	18%	$2,400,000	16,000	16,000
July 31, 2013*	12%	12%	$1,440,000	5,000	5,000
Jan 31, 2014*	12%	12%	$2,400,000	30,000	30,000
Oct. 12, 2021	12%	16%	(3)	—	230,000
Nov. 16, 2021	12%	16%	(3)	—	100,000
Nov. 23, 2021	12%	16%	(3)	—	165,000
Nov 12, 2022	8%	12%	(1)	2,400,000	—
Jan. 13, 2023	12%	22%	(2)	228,000	—
Sub-total				2,779,000	646,000
Debt Discount				(2,131,034)	(309,317)
				$647,966	$336,683

__________

*	In default
(1)	lesser of $ 1.25 or 75 % of offering price if there is an uplisting to a national securities exchange.
(2)	75% of closing bid price on day preceding conversion date in event of default
(3)	closing bid price on the day preceding the conversion date in the event of default

The Company had accrued interest payable of $231,412 and $240,713 on the notes at January 31, 2022 and January 31, 2021, respectively.

The Company analyzed the conversion option for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that certain features in some instruments should be classified as liabilities due to there being a variable number of shares to be delivered upon settlement of the above conversion options. The derivative features are measured at fair value at the end of each reporting period or termination of the instrument with the change in fair value recorded to earnings. The fair value of the embedded conversion option and attached warrants resulted in a discount to the note on the debt modification date. For the years ended January 31, 2022 and 2021, the Company recorded amortization expense of $918,463 and $335,004, respectively. See more information in Note 8.

During the years ended January 31, 2022 and 2021 the Company added $28,000 and $3,394 in penalty interest to the loans, respectively.

On July 7, 2021 the Company entered into a convertible note for $231,000 with a one year maturity, interest rate of 12%, the Company received $199,500 in cash proceeds, recorded an original issue discount of $21,000, a derivative discount of $39,261 related to a conversion feature, and transaction fees of $10,500. As part of the loan the Company issued 3.096 shares as a commitment fee and recognized $31,005 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital. The discount is amortized over the term of the loan. The loan has been fully repaid.

On July 12, 2021 the Company entered into a convertible note for $355,000 with a one year maturity, interest rate of 12%, the Company received $300,025 in cash proceeds, recorded an original issue discount of $35,500, a derivative discount of $171,250 related to a conversion feature, and transaction fees of $19,475. As part of the loan the Company issued 6,085 shares as a commitment fee and recognized $28,795 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital. The discount is amortized over the term of the loan. The loan has been fully repaid.

On July 20, 2021 the Company entered into a new convertible note for $224,125 with a one year maturity, interest rate of 10%, the Company received $200,000 in cash proceeds, recorded an original issue discount of $20,375, a derivative discount of $106,364 related to a conversion feature, and transaction fees of $3,750. The discount is amortized over the term of the loan. The loan has been fully repaid.

On November 12, 2021 the Company entered into a new convertible note for $2,400,000 with a one year maturity, interest rate of 8%, with a warrant (Warrant 1) to purchase 90,000 common shares with a five year maturity and an exercise price of $15.00, and an additional warrant (Warrant 2) to purchase 90,000 common shares with a five year maturity and an exercise price of $15.00 to be cancelled and extinguished if the note is repaid on or prior to maturity. The Company received $1,966,000 in cash proceeds, recorded an original issue discount of $240,000, a derivative discount of $1,589,617 for the conversion feature, recognized $174,436 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $194,000. The discount is amortized over the term of the loan. The note is repayable in six monthly instalments of $432,000 commencing on June 10, 2022. This note is senior to all existing and future indebtedness of the Company. The Company has pledged a security interest on all the assets of the Company. The note has certain default provisions such as failure to pay any principal or interest when due, failure to uplist to a national stock exchange by May 12, 2022, and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 125% and Warrant 2 is no longer cancellable for any circumstance.

On January 13, 2021 the Company entered into an unsecured convertible note for $228,000 with a one year maturity, interest rate of 12%, the Company received $200,000 in cash proceeds, recorded an original issue discount of $24,250 and a derivative discount of $26,843, and transaction fees of $3,750. The discount is amortized over the term of the loan. The note is repayable in 10 monthly instalments of $25,536 commencing March 1, 2022. The March, April and May instalments have been paid. The note has certain default provisions such as failure to pay any principal or interest when due, and if the Company is in default of any of its other agreements. In the event of these or any other default provisions, the note becomes due and payable at 150%.

During the year ended January 31, 2022, the Company converted a total of $125,000 of the convertible notes, $27,691 of accrued interest and $8,750 of fees into 89,771 common shares.

As of January 31, 2022, the Company had $151,000 of aggregate debt in default. The agreements provide legal remedies for satisfaction of defaults, none of the lenders to this point have pursued their legal remedies. The Company continues to accrue interest at the listed rates, and plans to seek their conversion or payoff within the next twelve months.